Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest payable	S/ 116,120,000	S/ 128,047,000
Notional amount	13,275,494,000	13,070,956,000
COFIDE [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations		123,772,000,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	450,000,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 1,331,905,000	S/ 1,632,915,000
COFIDE [Member] | Bottom of range [member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	0.70%
Borrowings maturity	January and April 2026
COFIDE [Member] | Bottom of range [member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	4.51%	5.16%
Borrowings maturity	January 2026 and April 2026	January 2025 and March 2025
COFIDE [Member] | Bottom of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.81%	5.81%
Borrowings maturity	December 2029	December 2029
COFIDE [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations		S/ 123,857,000
COFIDE [Member] | Top of range [member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 933,000
Borrowings Effective Annual Interest Rate	0.92%
COFIDE [Member] | Top of range [member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 9,147,000	S/ 13,489,000
Borrowings Effective Annual Interest Rate	4.75%	5.46%
COFIDE [Member] | Top of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	10.14%	11.11%
Borrowings maturity	October 2034	October 2034
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	7.75%	7.75%
FMV Loans [Member] | Bottom of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.00%	5.00%
Borrowings maturity	January 2026	January 2025
FMV Loans [Member] | Top of range [member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	8.30%	8.30%
Borrowings maturity	July 2050	July 2053